Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	May 31, 2011	May 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,435,682)	$ (1,516,766)	$ (2,539,667)	$ (2,291,614)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and impairment of equipment	101,088	106,943	144,639	177,516
Interest on loans as preferred stock				151,401
Amortization of intangibles	63,000	63,000	84,000	77,000
Amortization of debt discount	183,128	104,743	159,734	38,646
Equity based compensation attributed to debt	997,047
Common stock issued for services	108,805	22,983	132,511	107,288
Changes in assets and liabilities, net of the effect from acquisition:
Accounts receivable	124,677	(7,848)	(28,748)	167,685
Inventory	(46,062)	(5,724)	(4,214)	(45,811)
Prepaid expenses and other assets	(7,461)	(8,030)	24,404	50,748
Accounts payable	206,067	192,140	207,990	(310,953)
Accrued expenses and other current liabilities	456,632	161,636	225,896	(8,375)
Accrued payroll taxes			141,801
NET CASH USED IN OPERATING ACTIVITIES	(1,248,761)	(886,923)	(1,451,654)	(1,886,469)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale/(Purchase) of fixed assets	(20,451)	(62,850)	(74,948)	(64,835)
Increase/(Decrease) in security deposit	1,982	1,971
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:	(18,469)	(60,879)	(74,948)	(64,835)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Cash overdraft				(36,927)
Increase/(Decrease) in notes payable	200,000	(4,898)
Sale of preferred stock	800,250			100,000
Proceeds/(Payment) of term loan	(60,000)	320,000
Payment of long term debt		(66,519)	(84,849)	(650,771)
Proceeds from issuance of notes payables			770,000
Redemption of Preferred Stock				(500,000)
Proceeds from Shareholder loan	300,000	400,000	500,000	3,424,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,240,250	648,583	1,185,151	2,336,302
NET INCREASE (DECREASE) IN CASH	(26,980)	(299,219)	(341,451)	384,998
CASH AT BEGINNING OF PERIOD	43,547	384,998	384,998
CASH AT END OF PERIOD	16,567	85,779	43,547	384,998
Cash paid during the period for:
Interest	2,085	6,732	8,007	107,129
Non-cash financing activies:
Conversion of Preferred Shares to Common Shares	1,019,300
Preferred shares issued for services	277,544
Preferred and common shares issued for services				356,550
Conversion of Restricted Stock				200,000
Preferred shares issued for dividend				$ 267,936